Annual Operating Expenses - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Investor Class
	Apr. 30, 2025
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.06%	[2]
Total annual operating expenses	0.77%	[2]

[1]	A Adjusted to reflect current fees.
[2]	B Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.72%.